Related Party Balances And Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Balances

	December 31, 2020	June 30, 2021
		(Unaudited)
Trade Receivable	$1,146	$549

Long term deferred revenues	$3,473	$3,473

Trade Payables	$—	$47

a.	Balances with the related parties:

	December 31,
	2020	2019
Trade Receivable	$1,146	$1,043

Long term deferred revenues	$3,500	$3,500

Schedule of Related Party Transactions

	Six Months Ended June 30		Three Months Ended June 30
	2020 (Unaudited)	2021 (Unaudited)	2020 (Unaudited)	2021 (Unaudited)
Revenues	$1,226	$1,151	$794	$749

Research & Development Expenses	$65	$47	$28	$40

b.	Transactions with the related parties:

	Year ended December 31,
	2020	2019	2018
Revenues (net revenues)	$(12,014)	$1,002	$51